PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

	As of December 31,
	2021	2022
Receivable from payment platform (Note)	—	68,287
Rebate receivable from suppliers	77,687	68,236
Advance to suppliers	21,064	55,477
Value added tax recoverable	92,107	51,634
Deposits	35,905	24,267
Prepaid expense	9,476	6,656
Others	5,960	7,509
Total	242,199	282,066

Note:  Mainly from 2022, the Group engaged licensed companies which provided payment settlement service, under the service, the cash paid by customer but held by the third party companies was RMB68,287 as of December 31, 2022.